Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 08, 2022	Jul. 11, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	May 28, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 26, 2021	Jan. 29, 2021	Jan. 27, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 30, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Feb. 28, 2020
C000260041
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Market Neutral ETF
Account Value	$ 12,782	$ 12,081	$ 11,126	$ 10,596		$ 10,000
C000260042
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Patriot Defense ETF
Account Value	$ 13,224	12,043	10,505	9,187			$ 8,347	$ 10,000
C000260043
Account Value [Line Items]
Line Graph and Table Measure Name	Polen Dividend Income ETF
Account Value	$ 17,766	16,185	13,570	11,971			11,814		$ 11,460						$ 10,000
C000260045
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Eagle Global Next Gen Power Infrastructure ETF
Account Value	$ 13,713	10,434	9,187	10,005	$ 10,000
C000259963
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (April) ETF
Account Value	$ 17,519	15,133	13,758	11,591			9,677		10,516			$ 10,000
C000259967
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (August) ETF
Account Value	$ 20,282	17,466	15,795	13,334			11,917		12,427												$ 10,000
C000259968
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (December) ETF
Account Value	$ 18,873	16,248	14,676	12,458			10,557		11,332								$ 10,000
C000259969
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (February) ETF
Account Value	$ 18,457	15,919	14,428	12,326			10,304		11,086					$ 10,000
C000259970
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (January) ETF
Account Value	$ 18,297	15,738	14,274	12,083			10,459		11,251							$ 10,000
C000259971
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (July) ETF
Account Value	$ 21,701	18,592	16,789	14,166			12,542		13,026													$ 10,000
C000259972
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (June) ETF
Account Value	$ 16,019	13,695	12,467	10,572			9,374		10,182	$ 10,000
C000259973
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (March) ETF
Account Value	$ 17,548	15,132	13,742	11,619			9,830		10,808				$ 10,000
C000259974
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (May) ETF
Account Value	$ 15,843	13,515	12,208	10,369			9,237		10,212		$ 10,000
C000259964
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (November) ETF
Account Value	$ 20,646	17,760	16,087	13,566			11,659		12,347									$ 10,000
C000259965
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (October) ETF
Account Value	$ 19,985	17,200	15,566	13,180			11,372		12,129										$ 10,000
C000259966
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (September) ETF
Account Value	$ 20,041	17,191	15,593	13,178			11,375		11,870											$ 10,000
C000260046
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Technology, AI & Deep Learning ETF
Account Value	$ 25,830	17,888	15,820	12,785			10,822		18,274													13,465	$ 10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,187	10,775	10,163	9,895		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	16,796	13,731	11,923	9,572			8,004	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	21,631	17,683	15,355	12,328			10,308		11,532						10,000
MSCI World Net Total Return Index
Account Value [Line Items]
Account Value	19,032	15,685	13,492	11,225	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	20,361	16,645	14,453	11,604			9,703		10,855			$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	24,999	20,437	17,746	14,247			11,913		13,328												$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	22,449	18,352	15,936	12,794			10,698		11,968								$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	21,838	17,853	15,502	12,446			10,407		11,643					$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	21,618	17,672	15,346	12,320			10,302		11,525							$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	26,409	21,589	18,746	15,051			12,585		14,079													10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,195	15,692	13,626	10,939			9,147		10,233	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	21,252	17,374	15,086	12,112			10,127		11,330				$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,329	15,801	13,721	11,016			9,211		10,305		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	24,906	20,361	17,680	14,194			11,869		13,278									$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	24,244	19,819	17,210	13,817			11,553		12,925										$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	23,323	19,066	16,556	13,292			11,114		12,434											$ 10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Account Value	32,082	24,778	21,421	16,527			13,102		17,111													$ 11,782	$ 10,000
ICE BofA US Treasuries 0-3 Years Index
Account Value [Line Items]
Account Value	11,550	11,187	10,613	10,126		$ 10,000
S&P 900 Total Return Index
Account Value [Line Items]
Account Value	16,663	13,601	11,854	9,566			8,007	$ 10,000
MSCI USA High Dividend Yield USD Risk Premia Index
Account Value [Line Items]
Account Value	14,886	12,876	12,038	11,019			$ 10,689		$ 11,099						$ 10,000
S&P Global Infrastructure Total Return Index
Account Value [Line Items]
Account Value	$ 16,315	$ 13,969	$ 10,935	$ 10,218	$ 10,000